Equity incentive plan (Details 1) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Option nonvested, Beginning	275,447	244,964	757,228
Weighted average grant date fair Value, beginning	$ 3.91	$ 3.49	$ 3.26
Granted	149,500	176,117	17,758
Weighted Average Grant Date Fair Value, granted	$ 9.06	$ 4.08	$ 4.08
Vested	(130,481)
Weighted Average Grant Date Fair Value, vested	$ 3.72	$ 3.37	$ 2.78
Forfeited/redeemed	(29,183)	(6,976)	(212,933)
Weighted Average Grant Date Fair Value, forfeited/redeemed	$ 4.08	$ 4.08	$ 3.96
Option nonvested, ending	265,283	275,447	244,964
Weighted average grant date fair Value, beginning	$ 6.89	$ 3.91	$ 3.49